Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net: - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount
Gross carrying amount	¥ 58,916	¥ 58,916
Less: accumulated amortization
Total intangible assets, net	8,050	10,150
Software [Member]
Gross carrying amount
Gross carrying amount	916	916
Less: accumulated amortization
Less: accumulated amortization	(916)	(916)
Licenses [Member]
Gross carrying amount
Gross carrying amount	21,000	21,000
Less: accumulated amortization
Less: accumulated amortization	(12,950)	(10,850)
Agency agreements [Member]
Gross carrying amount
Gross carrying amount	18,000	18,000
Less: accumulated amortization
Less: accumulated amortization	(18,000)	(18,000)
Channel relationship [Member]
Gross carrying amount
Gross carrying amount	19,000	19,000
Less: accumulated amortization
Less: accumulated amortization	¥ (19,000)	¥ (19,000)